Other Non-Financial Assets - Summary of Other Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Non-Financial Assets [Abstract]
Deferred expenses	€ 166.8	€ 284.9
Prepayments related to service contracts	27.7	28.3
Other	44.5	51.1
Total	239.0	364.3
Total current	212.7	280.9
Total non-current	€ 26.3	€ 83.4